Summary of Significant Accounting Policies - Reclassifications and Recent Accounting Pronouncements (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Tenant reimbursements (presentation prior to January 1, 2019)	$ 1,069,487	$ 565,567	$ 1,519,177	$ 1,205,201	$ 19,063,191	$ 17,365,562	$ 15,287,216
Operating lease right-of-use asset,net	5,871		5,871
Operating lease liabilities, net	5,936		5,936
Rental income	42,887,126	41,909,599	85,204,046	82,636,991	$ 150,900,039	$ 146,032,596	$ 128,723,298
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Rental income (presentation prior to January 1, 2019)		37,749,899		74,550,233
Tenant reimbursements (presentation prior to January 1, 2019)		4,159,700		8,086,758
Rental income (presentation effective January 1, 2019)		$ 41,909,599		$ 82,636,991
Operating lease right-of-use asset,net	7,656		7,656
Operating lease liabilities, net	7,720		7,720
Variable lease income	$ 4,332,509		$ 8,410,436